UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      JUNE 30, 2008
                                                    -------------------------

Check here if Amendment |_|; Amendment Number:
                                                  -------------
  This Amendment (Check only one.):             |_| is a restatement.
                                                |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        ALLSTATE INVESTMENTS LLC
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Address:     3075 SANDERS ROAD, SUITE G4A
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             NORTHBROOK, IL.  60062-7127
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Form 13F File Number:   28-10298

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        PAUL SCHUTT
             ----------------------------------------------
Title:       ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
             ----------------------------------------------
             Phone:       847-402-5169
             ----------------------------------------------

Signature, Place, and Date of Signing:

             /s/  PAUL SCHUTT                 NORTHBROOK,IL.        08/12//08
             ------------------------------   -------------------  ------------
                  [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

|_|   13F  COMBINATION  REPORT.    (Check here if a portion of the  holdings for
      this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

             Form 13F File Number          Name

             028-00035                     ALLSTATE INSURANCE COMPANY
             028-01037                     ALLSTATE LIFE INSURANCE COMPANY

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:         NONE
                                           -------------------------------------

Form 13F Information Table Entry Total:    ---
                                           -------------------------------------

Form 13F Information Table Value Total:    ---
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List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number          Name

_____        NONE                          NONE
                                           -------------------------------------